FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of fair value, assets and liabilities measured on recurring basis

	December 31, 2025
Category Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Senior Secured Note (unpaid principal of $15,000)	$5,448	$-	$-	$5,448
Warrant Liabilities	7,842	-	-	7,842
Total	$13,290	$-	$-	$13,290

	December 31, 2024
Category Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative Liability	$6,759	$-	$-	$6,759
Total	$6,759	$-	$-	$6,759

Schedule of fair value measurement inputs and valuation techniques

Input Range
	December 31, 2025	December 31, 2024
Significant Unobservable Inputs:
Discount rate	18.7% - 25.0%	18.7% - 25.0%
Expected term (in years)	0.1 - 0.6	0.3 - 0.9
Probability scenarios:
Successful financing/IPO	27.6% - 98%	27.6% - 63.9%
Maturity	0% - 20%	16% - 65.5%
Qualified Financing	0% - 3.4%	0% - 3.4%
Change of Control	0% - 3.4%	0% - 3.4%

Schedule of fair value, net derivative asset (liability) measured on recurring basis, unobservable input reconciliation

Embedded Derivative
Balance as of December 31, 2023	$-
Initial fair value of derivative liabilities at issuance	2,468
Change in fair value	4,291
Balance as of December 31, 2024	$6,759
Initial fair value of derivative liabilities at issuance	4,447
Change in fair value	7,040
Derecognition of derivative liability	(18,246)
Balance as of December 31, 2025	$-

Warrant [Member]
Schedule of fair value measurement inputs and valuation techniques

Input Range
December 31, 2025
	Senior Secured Note	Warrants
Significant Unobservable Inputs:
Discount rate	25% - 25.1%	-
Tern to expiration (in years)	2.99 - 3.0	4.99-5.0
Calibration discount	61.5%	-
No exercise window (in years)	-	0.19 - 0.21
Volatility	-	82.4% - 82.5%
Risk-fee rate	-	3.65%

Schedule of fair value, net derivative asset (liability) measured on recurring basis, unobservable input reconciliation

	Senior Secured Note	Warrant Liabilities
Balance as of December 31, 2024	$-	$-
Initial fair value at issuance	5,437	8,870
Change in fair value	11	(1,028)
Balance as of December 31, 2025	$5,448	$7,842